Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,992,977,000
Previously Paid Amount	0
Total Fee Amount	764,427
Total Offset Amount	0
Net Fee	$ 764,427